Schedule of Investments (unaudited)	iShares® Yield Optimized Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 30.1%
iShares 3-7 Year Treasury Bond ETF(a)	25,568	$3,242,789
iShares 7-10 Year Treasury Bond ETF(a)(b)	265,536	29,891,388
		33,134,177
International Fixed Income — 9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	103,355	10,891,550

Investment Grade Bonds — 10.0%
iShares 1-5 Year Investment Grade Corporate
Bond ETF(a)	129,426	6,889,346
iShares 5-10 Year Investment Grade Corporate
Bond ETF(a)	70,651	4,085,041
		10,974,387
Mortgage-Backed Securities — 30.0%
iShares MBS ETF(a)	312,614	33,115,201
Non-Investment Grade Bonds — 19.9%
iShares iBoxx $High Yield Corporate Bond ETF(a)(b)	259,562	21,984,901
Total Investment Companies — 99.9%
(Cost: $114,296,098)		110,100,216

Security	Shares	Value

Short-Term Investments

Money Market Funds — 26.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(a)(c)(d)	28,574,593	$28,583,165
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(a)(c)	60,000	60,000
		28,643,165
Total Short-Term Investments — 26.0%
(Cost: $28,643,220)		28,643,165

Total Investments in Securities — 125.9%
(Cost: $142,939,318)		138,743,381

Other Assets, Less Liabilities — (25.9)%		(28,533,473)

Net Assets — 100.0%		$110,209,908

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL
Agency Shares	$28,578,706	$10,026	(a)	$—	$(5,459)	$(108)	$28,583,165	28,574,593	$95,575	(b)	$—
BlackRock Cash Funds: Treasury, SL
Agency Shares	60,000	0	(a)	—	—	—	60,000	60,000	1		—
iShares 10+ Year Investment Grade Corpo-
rate Bond ETF(c)	2,027,366	—		(2,025,746)	(26,912)	25,292	—	—	5,165		—
iShares 1-5 Year Investment Grade Corpo-
rate Bond ETF	12,909,445	—		(5,839,652)	(60,112)	(120,335)	6,889,346	129,426	38,853		14,461
iShares 3-7 Year Treasury Bond ETF	—	4,152,072		(832,873)	(12,029)	(64,381)	3,242,789	25,568	5,114		—
iShares 5-10 Year Investment Grade Corpo-
rate Bond ETF	—	5,274,811		(1,055,221)	(18,116)	(116,433)	4,085,041	70,651	20,284		11,529
iShares 7-10 Year Treasury Bond ETF	44,245,690	27,626		(13,778,437)	(152,676)	(450,815)	29,891,388	265,536	95,914		—
iShares iBoxx $High Yield Corporate Bond
ETF	29,906,528	17,165		(7,307,412)	(9,173)	(622,207)	21,984,901	259,562	283,480		—
iShares J.P. Morgan USD Emerging Mar-
kets Bond ETF	14,722,293	271,744		(3,540,983)	(218,330)	(343,174)	10,891,550	103,355	141,857		—
iShares MBS ETF	44,989,803	—		(11,157,681)	(294,430)	(422,491)	33,115,201	312,614	—		—
					$(797,237)	$(2,114,652)	$138,743,381		$686,243		$25,990

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Yield Optimized Bond ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies.	$110,100,216	$—	$—	$110,100,216
Money Market Funds	28,643,165	—	—	28,643,165
	$138,743,381	$—	$—	$138,743,381

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